Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended		4 Months Ended	7 Months Ended	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2022	Dec. 31, 2022	Sep. 30, 2023
Summary of Significant Accounting Policies [Line Items]
Cash	$ 644,531			$ 11,470	$ 644,531
Assets held in trust account	76,163,232			0	76,163,232
Provision for income taxes	82,214				82,214
Federal depository insurance coverage amount				$ 250,000	$ 250,000
Aggregate shares (in Shares)				400,000	375,000
Trust account	$ 76,163,232				$ 76,163,232
Initial Public Offering [Member]
Summary of Significant Accounting Policies [Line Items]
Offering costs and underwriters discount					$ 850,500
Class A Common Stock [Member]
Summary of Significant Accounting Policies [Line Items]
Shares of Class A common stock at redemption value (in Shares)	7,500,000				7,500,000